SHAREHOLDERS EQUITY (Investment Agreements) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Oct. 15, 2015	Sep. 18, 2014	Apr. 14, 2014	Feb. 29, 2016	Nov. 30, 2015	Feb. 28, 2015	May 22, 2013	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity [Line Items]
Proceeds from issuance							$ 4,947
Shares issued							1,297,883
Warrants, fair value								$ 0	$ 2
Warrants outstanding								298,669
Stock issuance fees and expenses		$ 23					$ 213
Exercise of warrants, shares			8,946
Issuance of shares to a former employee, shares		6,000
Revaluation expenses								$ 1,051
2015 Cantor Sales Agreement
Stockholders' Equity [Line Items]
Proceeds from issuance						$ 10,540
Stock issuance fees and expenses						$ 512
Stock sold in agreement						2,424,358
Prospectus supplement with the SEC, shares issuable						14,400
Securities Purchase Agreement [Member] | Capital Units [Member]
Stockholders' Equity [Line Items]
Shares issued	3,333,333
Warrants issued to purchase ordinary shares								100,000
Price per unit	$ 2.40
Proceeds from the Private Placement	$ 7,293
Private placement, terms								Under the terms of the 2015 Private Placement, the Company issued an aggregate of 3,333,333 units at a purchase price of $2.40 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share (collectively, the "Shares"), (ii) a Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $2.75 per ordinary share (subject to adjustment), exercisable for a period of five years from the Closing Date (the “2015 Series A Warrants”), and (iii) a partially pre-funded 2015 Series B Warrant (collectively and together with the 2015 Series A Warrants, the "2015 Warrants"). The 2015 Series B Warrants had an exercise price of NIS 0.6 (which has been prepaid) plus $0.0001 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 2,666,667 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $1.646 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 2,666,489 of the Company’s Ordinary Shares.
2013 Cantor Sales Agreement [Member]
Stockholders' Equity [Line Items]
Proceeds from issuance									$ 5,151
Shares issued									1,234,207
Stock issuance fees and expenses									$ 159
Warrants [Member] | Subsequent Event [Member]
Stockholders' Equity [Line Items]
Warrants expired without exercise				104,178
Warrants [Member] | Minimum [Member]
Stockholders' Equity [Line Items]
Warrants issued, exercise price								$ 3.19
Warrants [Member] | Maximum [Member]
Stockholders' Equity [Line Items]
Warrants issued, exercise price								$ 48
Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants outstanding								1,766,667
Series B Warrants [Member]
Stockholders' Equity [Line Items]
Warrants outstanding								333,333
Exercise of warrants, shares								2,333,333
Series B Warrants [Member] | Subsequent Event [Member]
Stockholders' Equity [Line Items]
Exercise of warrants, shares				333,333
Series A and Series B Warrants [Member]
Stockholders' Equity [Line Items]
Fair value of warrants					$ 6,272